Consolidated balance sheet - CAD ($) $ in Millions		Jan. 31, 2021	Oct. 31, 2020
ASSETS
Cash and non-interest-bearing deposits with banks	[1]	$ 42,986	$ 43,531
Interest-bearing deposits with banks		20,307	18,987
Securities (Note 5)		150,493	149,046
Cash collateral on securities borrowed		11,557	8,547
Securities purchased under resale agreements		64,396	65,595
Loans (Note 6)
Residential mortgages		226,594	221,165
Personal		41,971	42,222
Credit card		10,709	11,389
Business and government		134,863	135,546
Allowance for credit losses		(3,484)	(3,540)
Total loans		410,653	406,782
Other
Derivative instruments		34,165	32,730
Customers' liability under acceptances		10,322	9,606
Property and equipment		2,932	2,997
Goodwill		5,084	5,253
Software and other intangible assets		1,942	1,961
Investments in equity-accounted associates and joint ventures		658	658
Deferred tax assets		519	650
Other assets		26,894	23,208
Other miscellaneous assets		82,516	77,063
Total assets		782,908	769,551
Deposits (Note 7)
Personal		206,090	202,152
Business and government		310,445	311,426
Bank		18,666	17,011
Secured borrowings		38,726	40,151
Deposits		573,927	570,740
Obligations related to securities sold short		19,476	15,963
Cash collateral on securities lent		1,745	1,824
Obligations related to securities sold under repurchase agreements		76,522	71,653
Other
Derivative instruments		32,158	30,508
Acceptances		10,380	9,649
Deferred tax liabilities		35	33
Other liabilities		22,043	22,134
Other miscellaneous liabilities		64,616	62,324
Subordinated indebtedness		4,693	5,712
Equity
Contributed surplus		119	117
Retained earnings		23,060	22,119
Accumulated other comprehensive income (AOCI)		1,007	1,435
Total shareholders' equity		41,752	41,154
Non-controlling interests		177	181
Total equity		41,929	41,335
Total liabilities and equities		782,908	769,551
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 9)		3,575	3,575
Total equity		3,575	3,575
Common shares [member]
Equity
Issued shares (Note 9)		13,991	13,908
Total equity		$ 13,991	$ 13,908

[1]	Includes restricted cash of $493 million (October 31, 2020: $463 million; January 31, 2020: $493 million) and interest-bearing demand deposits with Bank of Canada.